MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2023
Marketable Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIESA summary of the movements in marketable securities for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented in the table below:

(in thousands of $)	2023	2022
Balance at beginning of period	236,281	2,435
Marketable securities acquired	—	167,709
Unrealized gain (loss) on marketable securities held at period end	(23,968)	66,137
Balance at end of period	212,313	236,281

Avance Gas
As of June 30, 2023, the Company held 442,384 shares in Avance Gas Holdings Ltd ("Avance Gas"). In the six months ended June 30, 2023, the Company recognized an unrealized gain of $0.9 million in relation to these shares.

SFL
As of June 30, 2023, the Company held 73,165 shares in SFL Corporation Ltd. (“SFL”).

Golden Ocean
As of June 30, 2023, the Company held 10,299 shares in Golden Ocean Group Limited ("Golden Ocean").

Euronav
As of June 30, 2023, the Company held 13,664,613 shares in Euronav. In the six months ended June 30, 2023, the Company recognized an unrealized loss of $24.9 million in relation to these shares. The Company received dividends of $25.0 million from Euronav in the six months ended June 30, 2023.